Segment Reporting - Schedule of segment financial information adjusted (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total revenues	$ 54,424	$ 47,490	$ 46,922	$ 45,743	$ 48,391	$ 46,186	$ 45,689	$ 44,520	$ 194,579	$ 184,786	$ 177,546
Cost of products sold									156,447	153,448	146,533
Benefit costs									6,594	2,810	2,179
Operating expenses										18,990	18,448
Operating income (loss)	$ 824	2,574	(1,373)	1,996	3,114	2,504	2,121	1,799	4,021	9,538	10,386
Operating Segments
Segment Reporting Information [Line Items]
Total revenues									134,128
Operating Segments | Pharmacy Services
Segment Reporting Information [Line Items]
Total revenues									134,128	130,601	119,965
Cost of products sold										121,799	111,949
Benefit costs										2,810	2,179
Operating expenses										1,335	1,267
Operating income (loss)									4,699	4,657	4,570
Operating Segments | Retail/LTC
Segment Reporting Information [Line Items]
Total revenues									83,989	79,398	81,100
Cost of products sold										56,066	57,339
Benefit costs										0	0
Operating expenses										16,774	16,324
Operating income (loss)									620	6,558	7,437
Operating Segments | Corporate/Other
Segment Reporting Information [Line Items]
Total revenues									606	16	18
Cost of products sold										0	0
Benefit costs										0	0
Operating expenses										952	918
Operating income (loss)									(805)	(936)	(900)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenues									(29,693)	(25,229)	(23,537)
Cost of products sold										(24,417)	(22,755)
Benefit costs										0	0
Operating expenses										(71)	(61)
Operating income (loss)									$ (769)	(741)	(721)
As Previously Reported
Segment Reporting Information [Line Items]
Total revenues										184,765	177,526
Cost of products sold										153,410	146,490
Benefit costs										2,810	2,179
Operating expenses										19,028	18,491
Operating income (loss)										9,517	10,366
As Previously Reported | Operating Segments | Pharmacy Services
Segment Reporting Information [Line Items]
Total revenues										130,596	119,963
Cost of products sold										121,746	111,883
Benefit costs										2,810	2,179
Operating expenses										1,285	1,225
Operating income (loss)										4,755	4,676
As Previously Reported | Operating Segments | Retail/LTC
Segment Reporting Information [Line Items]
Total revenues										79,398	81,100
Cost of products sold										56,081	57,362
Benefit costs										0	0
Operating expenses										16,848	16,436
Operating income (loss)										6,469	7,302
As Previously Reported | Operating Segments | Corporate/Other
Segment Reporting Information [Line Items]
Total revenues										0	0
Cost of products sold										0	0
Benefit costs										0	0
Operating expenses										966	891
Operating income (loss)										(966)	(891)
As Previously Reported | Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenues										(25,229)	(23,537)
Cost of products sold										(24,417)	(22,755)
Benefit costs										0	0
Operating expenses										(71)	(61)
Operating income (loss)										(741)	(721)
Adjustments
Segment Reporting Information [Line Items]
Total revenues		$ 221	$ 214	$ 50	$ 6	$ 5	$ 4	$ 6		21	20
Cost of products sold										38	43
Benefit costs										0	0
Operating expenses										(38)	(43)
Operating income (loss)										21	20
Adjustments | Operating Segments | Pharmacy Services
Segment Reporting Information [Line Items]
Total revenues										5	2
Cost of products sold										53	66
Benefit costs										0	0
Operating expenses										50	42
Operating income (loss)										(98)	(106)
Adjustments | Operating Segments | Retail/LTC
Segment Reporting Information [Line Items]
Total revenues										0	0
Cost of products sold										(15)	(23)
Benefit costs										0	0
Operating expenses										(74)	(112)
Operating income (loss)										89	135
Adjustments | Operating Segments | Corporate/Other
Segment Reporting Information [Line Items]
Total revenues										16	18
Cost of products sold										0	0
Benefit costs										0	0
Operating expenses										(14)	27
Operating income (loss)										30	(9)
Adjustments | Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenues										0	0
Cost of products sold										0	0
Benefit costs										0	0
Operating expenses										0	0
Operating income (loss)										$ 0	$ 0